Thrivent Large Cap Value Portfolio Investment Objectives and Goals - Thrivent Large Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent Large Cap Value Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Thrivent Large Cap Value Portfolio (the "Portfolio") is to achieve long-term growth of capital.